ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS - Consolidating Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 22,638	¥ 157,600	¥ 211,436	¥ 195,303
Amounts due from related parties	333	2,318	1,105
Prepaid expenses and other current assets	19,147	133,296	134,770
Total current assets	57,405	399,640	555,400
Non-current assets:
Property and equipment, net	22,618	157,463	165,933
Intangible assets, net	8,131	56,607	92,412
Total non-current assets	89,223	621,159	354,819
Total assets	146,628	1,020,799	910,219
Current liabilities:
Amounts due to related parties	283	1,971	2,696
Accrued and other liabilities	27,717	192,957	256,325
Borrowing from third party, current			41,179
Total current liabilities	87,475	608,984	645,147
Non-current liabilities:
Total non-current liabilities	35,654	248,219	2,301
Total liabilities	123,129	857,203	647,448
SHAREHOLDERS' EQUITY
Additional paid-in capital	504,000	3,508,745	3,507,123
Accumulated other comprehensive income	911	6,341	8,305
Total shareholders' equity	23,597	164,276	264,557
Total liabilities and shareholders' equity	146,628	1,020,799	910,219
Class A Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	105	730	728
Class C Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	13	90	90
Reportable Legal Entities [Member] | Parent Company [Member]
Current assets:
Cash and cash equivalents	93	652	5,094
Amounts due from related parties	39,319	273,715	368,891
Prepaid expenses and other current assets	337	2,349	863
Total current assets	39,749	276,716	374,848
Non-current assets:
Total assets	39,749	276,716	374,848
Current liabilities:
Amounts due to related parties	12,261	85,358	41,559
Accrued and other liabilities	3,891	27,082	27,553
Borrowing from third party, current			41,179
Total current liabilities	16,152	112,440	110,291
Non-current liabilities:
Total liabilities	16,152	112,440	110,291
SHAREHOLDERS' EQUITY
Additional paid-in capital	504,000	3,508,745	3,507,123
Accumulated deficit	(481,432)	(3,351,630)	(3,251,689)
Accumulated other comprehensive income	911	6,341	8,305
Total shareholders' equity	23,597	164,276	264,557
Total liabilities and shareholders' equity	39,749	276,716	374,848
Reportable Legal Entities [Member] | Parent Company [Member] | Class A Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	105	730	728
Reportable Legal Entities [Member] | Parent Company [Member] | Class C Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	$ 13	¥ 90	¥ 90